Shareholder Report, Average Annual Return (Details) 197309_Pacer Data and Digital Revolution ETF_TF_TSR Annual {TF}	12 Months Ended	47 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Pacer Data and Digital Revolution ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Data and Digital Revolution ETF NAV
Average Annual Return, Percent	75.53%	35.28%
Pacer Data Transmission and Communication Revolution Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Data Transmission and Communication Revolution Index
Average Annual Return, Percent	76.52%	36.13%
S&P Global 1200 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	32.45%	16.77%